Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2014